Debt - Non-Recourse Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Debt Instrument [Line Items]
Debt Issuance Costs, Net		$ (14,252)
Total debt	$ 313,336	311,814	$ 11,032
Long-term Debt, Excluding Current Maturities	$ 313,336	311,814
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross		0	14,835
Debt Issuance Costs, Net		0	(300)
Total debt		0	14,535
Long-term Debt, Current Maturities		0	3,920
Long-term Debt, Excluding Current Maturities		$ 0	$ 10,615